Selling, General & Administrative Expenses - Summary of SG&A Expenses Comprise of Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation	$ 26	$ 29
Depreciation and amortization	161	185
Total SG&A	272	327
Selling, General & Administrative Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Core SG&A	220	249
Share-based compensation	26	29
Depreciation and amortization	24	47
Bad debt expense	2	2
Total SG&A	$ 272	$ 327